AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

04041117

CeRTAMX

September 20, 2004

1-32288

SEC O.D.C.
SEP 20 2004

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on August 27, 2004 the American Stock Exchange, Inc. (the "Exchange") received from Nephros, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 Par Value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
SEP 21 2004
THOMSON
FINANCIAL

cc: Herbert Scholl